VESSELS UNDER CAPITAL LEASE, NET (Tables)	9 Months Ended
Sep. 30, 2012
Leases, Capital [Abstract]
Movements in vessels under capital lease
Movements in the nine months ended September 30, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Carrying Value
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(33,395)	31,746
Impairment loss	—	(13,141)
Depreciation	—	(72,985)
Balance at September 30, 2012	2,040,384	(1,105,987)	934,397

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending September 30,
2013	115,082
2014	113,567
2015	111,572
2016	171,263
2017	141,335
Thereafter	698,471
Minimum lease payments	1,351,290
Less: imputed interest	(380,625)
Present value of obligations under capital lease	970,665

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three and nine months ended September 30, 2012 and September 30, 2011:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Exercise of purchase option	—	—	—	56,090
Repayments of principal obligations under capital leases	2,959	4,254	8,649	12,373
Contingent rental (income) expense	(258)	—	2,552	—
Interest expense for capital leases	1,557	2,592	4,801	7,942
Deferred lease obligation	1,517	—	2,419	—